DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
8.	DERIVATIVE FINANCIAL INSTRUMENTS

Because our current derivative agreements are not exchange-traded, we are exposed to credit loss in the event of nonperformance by the counterparty to the agreement. We control this risk through credit monitoring procedures including financial analysis, dollar limits and other monitoring procedures. The notional amounts of our contracts do not represent our exposure to credit loss.

Interest Rate Management

We executed a hedging strategy aimed to mitigate the impact of changes in variable interest rates on the excess of interest rate sensitive liabilities over interest rate sensitive assets. We entered into interest rate swaps to hedge against the effects of a change in 1-Month LIBOR.

The following table provides information about our interest rate swaps at September 30, 2012:

Purpose	Date Opened	Effective Date(1)	Maturity	We Pay	We Receive	Notional Amount	Fair Value
Designated as hedges:
Hedge the effects of changes in 1-Month LIBOR(2)	March 2012	March 2012	March 2016	0.6325%	1-Month LIBOR	$172,670	$(904)
Hedge the effects of changes in 1-Month LIBOR(2)	May 2012	May 2012	May 2016	0.6070%	1-Month LIBOR	52,460	(214)
Hedge the effects of changes in 1-Month LIBOR(2)	September 2012	September 2012	August 2017	0.5188%	1-Month LIBOR	234,864	(245)

Total designated as hedges						459,994	(1,363)

Total						$459,994	$(1,363)

(1)	The effective date of the swap is the date from which monthly settlements begin to be computed.
(2)	Projected net settlements for the next twelve months total approximately $748 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $798 and $1,363 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and nine months ended September 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and nine months ended September 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.

The following table summarizes the use of derivatives during the nine months ended September 30, 2012:

Interest Rate Swaps
Notional balance at December 31, 2011	$—
Additions	534,946
Maturities	—
Terminations	—
Amortization	74,952

Notional balance at September 30, 2012	$459,994